Segment reporting (Details 2) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based compensation	¥ (7,548)		¥ (9,134)	¥ (4,156)
Total	19,723	$ 2,860	4,141	12,343
Unallocated items
Share-based compensation	(7,548)		(9,134)	(4,156)
Amortization of intangible assets resulting from assets and business acquisitions	(1,217)		(940)	(723)
Effects of business cooperation arrangements	(475)		29	236
Total	¥ (9,240)		¥ (10,045)	¥ (4,643)